Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Property Plant and Equipment

	Mineral- bearing land	Land and buildings	Plant and machinery	Assets in course of construction	Total
	$m	$m	$m	$m	$m
At 31 December 2022
Owned
Cost/deemed cost	4,831	5,786	19,577	1,090	31,284
Accumulated depreciation (and impairment charges)	(1,278)	(1,860)	(10,443)	(40)	(13,621)
Net carrying amount	3,553	3,926	9,134	1,050	17,663
At 1 January 2022, net carrying amount	3,646	3,961	9,394	937	17,938
Translation adjustment	(89)	(150)	(319)	(48)	(606)
Reclassifications	8	69	547	(624)	-
Transfer from leased assets (note 20)	-	-	5	-	5
Additions at cost	23	89	607	804	1,523
Additions to leased mineral reserves (note 19) (i)	10	-	-	-	10
Arising on acquisition (note 30)	76	258	426	39	799
Disposals at net carrying amount	(20)	(156)	(375)	(58)	(609)
Depreciation charge for year (ii)	(101)	(145)	(1,151)	-	(1,397)
At 31 December 2022, net carrying amount	3,553	3,926	9,134	1,050	17,663
		Land and buildings	Plant and machinery	Other
		$m	$m	$m
Leased right-of-use assets (iii)
At 31 December 2022, net carrying amount (note 20)		930	302	26	1,258
Total property, plant and equipment					18,921
The equivalent disclosure for the prior year is as follows:
	Mineral-bearing land	Land and buildings	Plant and machinery	Assets in course of construction	Total
	$m	$m	$m	$m	$m
At 31 December 2021
Owned
Cost/deemed cost	4,890	5,865	19,754	977	31,486
Accumulated depreciation (and impairment charges)	(1,244)	(1,904)	(10,360)	(40)	(13,548)
Net carrying amount	3,646	3,961	9,394	937	17,938
At 1 January 2021, net carrying amount	3,698	4,081	9,416	572	17,767
Translation adjustment	(59)	(111)	(146)	(22)	(338)
Reclassifications	28	20	449	(501)	(4)
Transfer from leased assets (note 20)	-	-	10	-	10
Additions at cost	13	94	564	883	1,554
Additions to leased mineral reserves (note 19) (i)	10	-	-	-	10
Arising on acquisition (note 30)	81	86	346	8	521
Disposals at net carrying amount	(11)	(63)	(92)	(3)	(169)
Depreciation charge for year (ii)	(114)	(146)	(1,153)	-	(1,413)
At 31 December 2021, net carrying amount	3,646	3,961	9,394	937	17,938

		Land and buildings	Plant and machinery	Other
		$m	$m	$m
Leased right-of-use assets (iii)
At 31 December 2021, net carrying amount (note 20)		1,195	313	56	1,564
Total property, plant and equipment					19,502

	Mineral- bearing land	Land and buildings	Plant and machinery	Assets in course of construction	Total
	$m	$m	$m	$m	$m
Owned
At 1 January 2021
Cost/deemed cost	4,874	5,928	19,400	612	30,814
Accumulated depreciation (and impairment charges)	(1,176)	(1,847)	(9,984)	(40)	(13,047)
Net carrying amount	3,698	4,081	9,416	572	17,767

(i)Additions relating to leased mineral reserves which fall outside the scope of IFRS 16.
(ii)The depreciation charge includes $15 million (2021: $44 million; 2020: $41 million) relating to discontinued operations.
(iii)See note 20 for more detailed information on right-of-use assets and lease liabilities of the Group.

Schedule of Future Purchase Commitments for Property, Plant and Equipment

Future purchase commitments for property, plant and equipment	2022	2021 (iv)
	$m	$m
Contracted for but not provided in the financial statements	862	628
Authorised by the Directors but not contracted for	530	417

(iv)Includes contracted for but not provided for and authorised by the Directors but not contracted for commitments of $11 million and $25 million respectively relating to discontinued operations.